FINANCIAL STATEMENT SCHEDULE I (BALANCE SHEET) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 52,684,734	$ 66,401,408	$ 60,676,605
Prepaid expenses and other current assets	15,343,671	10,335,501
Total current assets	174,328,361	160,068,807
TOTAL ASSETS	1,201,356,021	854,929,081
Current liabilities:
Accrued expenses and other current liabilities	12,222,100	9,417,702
Total current liabilities	445,146,337	149,853,934
Equity:
Ordinary shares($0.0001 par value 500,000,000 shares authorized as of December 31, 2018 and 2019; 351,823,578 shares issued and 332,029,752 shares outstanding as of December 31, 2018; 351,823,578 shares issued and 347,419,152 shares outstanding as of December 31, 2019)	34,977	33,439
Additional paid in capital	387,371,083	368,681,449
Retained earnings	200,922,577	171,398,185
Accumulated other comprehensive loss	(19,936,848)	(13,232,560)
Treasury shares, at cost (4,643,150 shares as of December 31, 2018 and 2019)	(1,748,836)	(1,748,836)
Total shareholders' equity	566,642,953	525,131,677
TOTAL LIABILITIES AND EQUITY	$ 1,201,356,021	$ 854,929,081
Ordinary shares:
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	351,823,578	351,823,578
Ordinary shares, shares outstanding	347,419,152	332,029,752
Treasury Stock, Shares	4,643,150	4,643,150
Parent Company [Member]
Current assets:
Cash and cash equivalents	$ 1,346,183	$ 1,487,517
Prepaid expenses and other current assets	276,876	186,641
Total current assets	1,623,059	1,674,158
Investments in subsidiaries	565,242,087	523,650,516
TOTAL ASSETS	566,865,146	525,324,674
Current liabilities:
Accrued expenses and other current liabilities	222,193	192,997
Equity:
Ordinary shares($0.0001 par value 500,000,000 shares authorized as of December 31, 2018 and 2019; 351,823,578 shares issued and 332,029,752 shares outstanding as of December 31, 2018; 351,823,578 shares issued and 347,419,152 shares outstanding as of December 31, 2019)	34,977	33,439
Additional paid in capital	387,371,083	368,681,449
Retained earnings	200,922,577	171,398,185
Accumulated other comprehensive loss	(19,936,848)	(13,232,560)
Treasury shares, at cost (4,643,150 shares as of December 31, 2018 and 2019)	(1,748,836)	(1,748,836)
Total shareholders' equity	(566,642,953)	(525,131,677)
TOTAL LIABILITIES AND EQUITY	$ 566,865,146	$ 525,324,674
Ordinary shares:
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	351,823,578	351,823,578
Ordinary shares, shares outstanding	347,419,152	332,029,752
Treasury Stock, Shares	4,643,150	4,643,150